Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

July 31, 2011

Dates Covered
Collections Period	07/01/11 - 07/31/11
Interest Accrual Period	07/15/11 - 08/14/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/11	490,055,643.74	39,315
Yield Supplement Overcollateralization Amount at 06/30/11	23,424,851.28	0

Receivables Balance at 06/30/11	513,480,495.02	39,315
Principal Payments	21,432,706.05	1,137
Defaulted Receivables	464,347.63	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/11	21,990,855.73	0

Pool Balance at 07/31/11	469,592,585.61	38,148

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,752,481.61	386
Past Due 61-90 days	1,081,941.84	89
Past Due 91 + days	196,497.52	18

Total	5,030,920.97	493

Total 31+ Delinquent as % Ending Pool Balance	1.07%

Recoveries	354,405.27

Aggregate Net Losses – July 2011	109,942.36

Overcollateralization Target Amount	28,175,555.14
Actual Overcollateralization	28,175,555.14

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	40.36

Flow of Funds	$ Amount

Collections	23,584,000.05
Advances	2,898.51
Investment Earnings on Cash Accounts	1,301.16
Servicing Fee	(427,900.41)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,160,299.31

Distributions of Available Funds
(1) Class A Interest	622,404.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,235,274.65
(7) Distribution to Certificateholders	3,221,285.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,160,299.31

Servicing Fee	427,900.41
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 07/15/11	460,652,305.12
Principal Paid	19,235,274.65
Note Balance @ 08/15/11	441,417,030.47

Class A-1
Note Balance @ 07/15/11	0.00
Principal Paid	0.00
Note Balance @ 08/15/11	0.00
Note Factor @ 08/15/11	0.0000000%

Class A-2
Note Balance @ 07/15/11	0.00
Principal Paid	0.00
Note Balance @ 08/15/11	0.00
Note Factor @ 08/15/11	0.0000000%

Class A-3
Note Balance @ 07/15/11	230,650,305.12
Principal Paid	19,235,274.65
Note Balance @ 08/15/11	211,415,030.47
Note Factor @ 08/15/11	87.7240790%

Class A-4
Note Balance @ 07/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	198,106,000.00
Note Factor @ 08/15/11	100.0000000%

Class B
Note Balance @ 07/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 08/15/11	31,896,000.00
Note Factor @ 08/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	703,739.53
Total Principal Paid	19,235,274.65

Total Paid	19,939,014.18

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	257,559.51
Principal Paid	19,235,274.65

Total Paid to A-3a Holders	19,492,834.16

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7674351
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9762625

Total Distribution Amount	21.7436976

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0687117
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	79.8144176

Total A-3 Distribution Amount	80.8831293

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/11	41,668.67
Balance as of 07/31/11	44,567.18
Change	2,898.51

Reserve Account
Balance as of 07/15/11	2,345,271.93
Investment Earnings	121.18
Investment Earnings Paid	(121.18)
Deposit/(Withdrawal)	—
Balance as of 08/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93